Summary Of Other Recoverable Taxes And Other Taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	R$ 1,508,864	R$ 1,565,323
Other noncurrent taxes recoverable	3,143,546	4,539,498
Other current tax obligations	440,933	490,608
Other noncurrent tax obligations	594,810	622,483
Recoverable I C M S [Member]
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	111,101	89,942
Other noncurrent taxes recoverable	141,951	84,376
Recoverable P I S Pasep And Cofins Taxes [Member]
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	1,396,645	1,474,119
Other noncurrent taxes recoverable	2,967,756	4,421,403
Other Recoverable Taxes [Member]
IfrsStatementLineItems [Line Items]
Other current taxes recoverable	1,118	1,262
Other noncurrent taxes recoverable	33,839	33,719
I C M S V A T Payable [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	290,627	201,138
P I S Pasep And Cofins Payable [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	42,340	179,133
I R R F On J S C P [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	33,592	43,950
Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	52,168	50,565
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other current tax obligations	22,206	15,822
Social Security Contributions Injunction On Judicial Deposit [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent tax obligations	220,108	209,145
Special Tax Regularization Program Pert One [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent tax obligations	369,526	408,738
Other Taxes One [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent tax obligations	R$ 5,176	R$ 4,600